Debt (Long-Term Debt - Scheduled Repayments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)
Debt Disclosure
Long-term debt repayments scheduled for 2017	$ 9,609	[1]
Long-term debt repayments scheduled for 2018	8,840	[1]
Long-term debt repayments scheduled for 2019	8,113	[1]
Long-term debt repayments scheduled for 2020	9,179	[1]
Long-term debt repayments scheduled for 2021	8,614	[1]
Long-term debt repayments scheduled for the period thereafter	$ 85,926	[1]
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.70%
Weighted average interest rate of long-term debt repayment scheduled for 2018	3.60%
Weighted average interest rate of long-term debt repayment scheduled for 2019	3.70%
Weighted average interest rate of long-term debt repayment scheduled for 2020	2.80%
Weighted average interest rate of long-term debt repayment scheduled for 2021	4.00%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	4.70%

[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.